SUBSEQUENT EVENT (Detail Textuals) - USD ($)		9 Months Ended
	Jun. 14, 2018	Apr. 30, 2018	Mar. 20, 2018
Subsequent Event [Line Items]
Convertible notes, amount		$ 350,000	$ 350,000
Proceeds of convertible loan		$ 350,000
Subsequent event | Note purchase agreement
Subsequent Event [Line Items]
Convertible notes, amount	$ 150,000
Proceeds of convertible loan	$ 150,000